Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities not Included in Calculation of Diluted Net Loss per Share would be Anti-dilutive
The following outstanding shares of potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods presented because including them would be anti-dilutive (in common stock equivalent shares):

	December 31, 2021	February 27, 2020 (inception) through December 31, 2020
Outstanding stock options	3,328,138	—
Restricted common stock subject to repurchase or forfeiture	5,613,463	9,656,049

Total	8,941,601	9,656,049